Condensed Consolidated Statements of Comprehensive Income (Unaudited) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Statement of Comprehensive Income [Abstract]
Net income before attribution of noncontrolling interests	¥ 995,383	¥ 271,961
Other comprehensive income, net of tax:
Net unrealized gains (losses) on investment securities	78,649	(162,736)
Net debt valuation adjustments	3,051	(22,260)
Net unrealized gains on derivatives qualifying for cash flow hedges	232	1,404
Defined benefit plans	(24,099)	48,984
Foreign currency translation adjustments	286,518	1,023,535
Total	344,351	888,927
Comprehensive income	1,339,734	1,160,888
Net income (loss) attributable to noncontrolling interests	(63,838)	38,088
Other comprehensive income attributable to noncontrolling interests	101,099	68,110
Comprehensive income attributable to Mitsubishi UFJ Financial Group	¥ 1,302,473	¥ 1,054,690